FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Brazil - 6.9%
B3 SA - Brasil Bolsa Balcao	7,492,215	$21,073,352
Banco Bradesco SA - ADR	5,321,870	18,466,889
BB Seguridade Participacoes SA	1,125,379	8,519,422
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,107,544	23,639,682
Embraer SA	1,004,458	15,945,477
Equatorial SA	2,082,229	15,730,766
Raia Drogasil SA	2,032,433	6,602,464
Rede D'Or Sao Luiz SA (a)	1,631,528	10,963,661
Suzano SA	1,069,886	8,250,617
Vale SA	6,329,400	95,548,523
WEG SA	2,516,467	22,867,223
		247,608,076

Chile - 13.7%
Banco de Chile	476,683,410	93,323,885
Banco de Credito e Inversiones SA	787,042	51,705,159
Cencosud SA	13,091,472	30,245,004
Cia Cervecerias Unidas SA - ADR (b)	602,635	6,749,512
Cia Sud Americana de Vapores SA	144,028,986	6,842,418
Colbun SA	74,161,979	10,698,392
Empresas Copec SA	3,610,772	22,523,143
Falabella SA	12,507,902	78,089,173
Latam Airlines Group SA	4,672,287,444	135,866,358
Parque Arauco SA	6,023,295	25,249,801
Plaza SA	7,740,552	31,903,703
		493,196,548

Indonesia - 0.7%
Bank Central Asia Tbk PT	42,895,261	13,314,804
Barito Pacific Tbk PT (c)	26,445,181	1,900,563
Bumi Resources Minerals Tbk PT (c)	79,556,128	2,109,038
Charoen Pokphand Indonesia Tbk PT	6,746,058	1,282,807
Dian Swastatika Sentosa Tbk PT (c)	31,662,885	1,407,830
GoTo Gojek Tokopedia Tbk PT (c)	905,300,737	2,531,602
Kalbe Farma Tbk PT	16,353,784	699,700
Merdeka Copper Gold Tbk PT (c)	5,603,948	758,476
Petrosea Tbk PT (c)	1,937,822	402,087
Sumber Alfaria Trijaya Tbk PT	15,272,050	1,170,174
XLSMART Telecom Sejahtera Tbk PT	5,113,476	677,793
		26,254,874

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Malaysia - 4.5%
CELCOMDIGI BHD	5,725,237	$3,748,960
Gamuda Bhd	10,679,343	11,445,427
Hong Leong Bank Bhd	1,089,962	5,720,463
IHH Healthcare Bhd	4,916,236	10,127,868
Malayan Banking Bhd	22,691,089	59,990,175
Maxis Bhd	4,169,278	3,456,078
Press Metal Aluminium Holdings Bhd	7,113,734	13,398,768
Public Bank Bhd	24,542,039	28,890,690
RHB Bank Bhd	4,881,427	9,912,499
Sunway Bhd	5,750,930	7,249,486
Sunway Healthcare Holdings bhd (c)	575,072	255,274
YTL Corp. Bhd	6,409,816	3,206,873
YTL Power International Bhd	4,474,251	4,586,725
		161,989,286

Mexico - 1.7%
America Movil SAB de CV	8,159,808	10,606,001
Arca Continental SAB de CV	419,924	5,021,559
Grupo Aeroportuario del Pacifico SAB de CV - Class B	203,001	5,129,729
Grupo Aeroportuario del Sureste SAB de CV - ADR (b)	8,335	2,556,344
Grupo Bimbo SAB de CV - Class A	637,446	2,081,382
Grupo Carso SAB de CV - Class A1	252,701	1,885,919
Grupo Financiero Banorte SAB de CV	1,287,355	13,633,632
Grupo Financiero Inbursa SAB de CV	1,088,110	2,593,419
Grupo Mexico SAB de CV - Class B	1,347,207	15,224,306
Industrias Penoles SAB de CV	77,443	3,380,213
		62,112,504

Philippines - 1.4%
Ayala Corp.	349,182	2,378,329
Ayala Land, Inc.	7,627,917	1,839,550
Bank of the Philippine Islands	2,436,302	3,811,064
BDO Unibank, Inc.	2,709,700	5,232,189
International Container Terminal Services, Inc.	1,128,935	16,372,041
Jollibee Foods Corp.	525,264	1,151,182
Manila Electric Co.	351,351	3,263,322
Metropolitan Bank & Trust Co.	2,489,718	2,636,983
PLDT, Inc.	102,621	1,889,551
SM Investments Corp.	668,510	6,426,933
SM Prime Holdings, Inc.	12,546,743	3,700,441
Universal Robina Corp.	997,356	1,007,594
		49,709,179

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Poland - 9.1%
Alior Bank SA	711,062	$24,572,827
Asseco Poland SA	422,587	18,777,026
Bank Polska Kasa Opieki SA	1,575,056	95,797,972
Benefit Systems SA (c)	16,563	21,451,150
CD Projekt SA	417,022	24,876,319
Cyfrowy Polsat SA (c)	1,045,872	4,205,118
Dino Polska SA (a)(c)	3,590,058	27,103,421
Grupa Kety SA	67,161	21,531,226
KRUK SA	136,343	15,302,253
LPP SA	9,972	48,457,696
Modivo SA (c)	335,905	8,048,933
XTB SA (a)	542,984	15,438,771
		325,562,712

South Africa - 4.0%
Absa Group Ltd.	567,962	7,902,924
Bid Corp. Ltd.	240,303	6,551,851
Capitec Bank Holdings Ltd.	54,194	15,716,028
FirstRand Ltd.	3,693,786	21,932,700
Gold Fields Ltd. - ADR	558,762	18,768,815
Harmony Gold Mining Co. Ltd.	339,761	5,185,607
Impala Platinum Holdings Ltd.	565,735	5,940,563
MTN Group Ltd.	1,084,730	15,089,535
Nedbank Group Ltd.	307,171	5,062,321
Sanlam Ltd.	1,260,299	6,788,534
Shoprite Holdings Ltd.	323,109	5,819,118
Standard Bank Group Ltd.	888,687	17,527,968
Valterra Platinum Ltd.	176,851	11,945,540
		144,231,504

South Korea - 28.6% (d)
Celltrion, Inc.	81,578	9,125,029
Doosan Enerbility Co. Ltd. (c)	183,501	10,280,699
Hanwha Aerospace Co. Ltd.	12,355	7,934,696
Hyundai Motor Co.	55,986	17,887,478
Kia Corp.	96,436	8,589,794
LG Energy Solution Ltd. (c)	22,411	5,236,418
NAVER Corp.	75,224	9,662,154
Samsung Biologics Co. Ltd. (a)(c)	5,298	4,756,676
Samsung Electronics Co. Ltd.	2,183,356	470,690,573

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
SK hynix, Inc.	258,515	$442,176,951
SK Square Co. Ltd.	41,145	45,067,492
		1,031,407,960

Taiwan - 26.8% (d)
ASE Technology Holding Co. Ltd.	2,553,933	54,515,544
Cathay Financial Holding Co. Ltd.	9,181,529	28,331,559
Chunghwa Telecom Co. Ltd.	4,845,883	21,524,412
CTBC Financial Holding Co. Ltd.	15,565,230	34,690,921
Delta Electronics, Inc.	1,814,939	111,096,042
Fubon Financial Holding Co. Ltd.	10,201,278	41,469,261
Hon Hai Precision Industry Co. Ltd.	11,430,271	90,060,051
MediaTek, Inc.	1,476,700	196,775,901
Quanta Computer, Inc.	2,586,687	29,880,898
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	640,776	306,015,394
United Microelectronics Corp. - ADR	1,891,076	51,456,178
		965,816,161

Thailand - 2.3%
Advanced Info Service PCL	1,029,753	11,376,089
Bangkok Bank PCL	1,929,899	10,427,804
Bangkok Dusit Medical Services PCL	12,650,520	7,349,529
Central Pattana PCL	2,597,608	5,238,926
Central Retail Corp. PCL (a)	3,282,329	2,321,902
Charoen Pokphand Foods PCL	4,237,006	2,499,821
CP ALL PCL	6,326,874	8,903,579
Gulf Development PCL	6,800,172	12,588,931
Kasikornbank PCL	2,395,990	15,722,997
TMBThanachart Bank PCL	41,426,842	3,067,685
True Corp. PCL	10,649,022	4,135,169
		83,632,432
TOTAL COMMON STOCKS (Cost $2,122,577,893)		3,591,521,236

WARRANTS - 0.0% (e)	Contracts
Malaysia - 0.0% (e)
YTL Corp. Bhd, Expires 12/31/2099, Exercise Price $1.50 (c)	681,983	90,318
YTL Power International Bhd, Expires 12/31/2099, Exercise Price $2.45 (c)	438,423	186,014
TOTAL WARRANTS (Cost $0)		276,332

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares		Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57% (f)	15,349,919		15,349,919
TOTAL MONEY MARKET FUNDS (Cost $15,349,919)			15,349,919

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (f)	6,157,241		6,157,241
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,157,241)			6,157,241

TOTAL INVESTMENTS - 100.3% (Cost $2,144,085,053)			$3,613,304,728
Liabilities in Excess of Other Assets - (0.3)%		(0.00308)	(11,088,676)
TOTAL NET ASSETS - 100.0%			$3,602,216,052

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PCL - Public Company Limited

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $60,584,431 or 1.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $5,997,891.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

FREEDOM 100 EMERGING MARKETS ETF

Summary of Fair Value Disclosures as of June 30, 2026 (Unaudited)

Freedom 100 Emerging Markets ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$—	3,591,521,236	—	—	3,591,521,236
Warrants	—	—	276,332	—	276,332
Money Market Funds	—	15,349,919	—	—	15,349,919
Investments Purchased with Proceeds from Securities Lending (a)	6,157,241	—	—	—	6,157,241
Total Investments	$6,157,241	3,606,871,155	276,332	—	3,613,304,728

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.